SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2022
SHARE CAPITAL
Schedule of share capital

		Note	Number	Value
January 1, 2021	Balance		13,111,248	62,304

January 11, 2021, to
February 22, 2021	Exercise of warrants	9	1,554,082	11,916

January 21, 2021, to
February 18, 2021	Exercise of broker warrants	9	160,548	897

January 13, 2021	Shares issued on completion of private placement		247,934	1,918
January 18, 2021	Shares issued upon completion of Oryx earn-out		4,700,000	22,000

March 12, 2021, to
March 17, 2021	Issuance of share capital upon exercise of RSUs	10	50,000	267

June 9, 2021, to
September 20, 2021	Issuance of share capital upon exercise of stock options	10	132,220	983

	Rounding of fractional shares after consolidation		2	—
December 31, 2021	Balance		19,956,034	100,285

March 17, 2022, to
November 14, 2022	Issuance of share capital upon exercise of FSOs	10	8,000	20

March 22, 2022	Issuance of share capital upon exercise of DSUs	10	97,045	1,407
June 1, 2022	Shares issued upon completion of Spin acquisition	6	285,135	1,426
June 16, 2022	Shares issued upon settlement of deferred consideration	5	761,754	6,764
December 31, 2022	Balance		21,107,968	109,902